Shareholders' Equity (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Retained Earnings (Accumulated Profit/Earnings)
PRC statutory reserve funds	¥ 2,096	$ 300	¥ 2,031
Unreserved retained earnings	175,598	25,110	178,042
Total retained earnings	¥ 177,694	$ 25,410	¥ 180,073